THE EQUITY TOTAL RETURN SWAP DERIVATIVE CONTRACT	12 Months Ended
Mar. 31, 2026
THE EQUITY TOTAL RETURN SWAP DERIVATIVE CONTRACT [Abstract]
THE EQUITY TOTAL RETURN SWAP DERIVATIVE CONTRACT
5.	THE EQUITY TOTAL RETURN SWAP DERIVATIVE CONTRACT

In October 2025, the Group acquired certain equity securities of a public company listed on the Shanghai Stock Exchange in the PRC for consideration of approximately $2.0 million (equivalent to RMB14.0 million) (the “Underlying Assets”). These equity securities are accounted for at its fair value with changes in fair value recognized in principal transactions and proprietary trading income in the consolidated statements of operations.

In November 2025, the Group entered into a total return swap contract with an independent third party (“TRS Buyer”) in connection with the Underlying Assets. Pursuant to the total return swap contract, TRS Buyer is entitled to the economic gains or losses associated with the Underlying Assets, net of transaction costs and commissions, while the Group receives the fixed financing return of 10% per annum on the notional amount of approximately $1.0 million (equivalent to RMB7.0 million) made by TRS Buyer. The settlement amount is calculated and settled on a net basis upon the sale of the Underlying Assets as instructed by TRS Buyer. To secure its obligations under the total return swap arrangement, TRS Buyer pledged all assets held in its securities account with the Group as collateral. In addition, the total return swap contract also contains a margin call provision requiring TRS Buyer to provide additional collateral if the market price of the Underlying Assets declines below a specified level.

The Group uses derivative instruments primarily to manage exposures to equity price risks. Although WSI retains legal ownership of the Underlying Assets, the economic exposure associated with those equity securities is transferred to TRS Buyer through the total return swap arrangement, except for the financing interest rate differences between two parties.
For the year ended March 31, 2026, the Group recognized a loss in fair value of equity securities of $0.69 million and a gain in the fair value of derivatives of $0.76 million, which were recorded in principal transactions and proprietary trading income in the consolidated statements of operations.